Investment in Associates (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Investment in Associates [Abstract]
Schedule of Fair Value of the Investment	The table below summarizes the fair value of the investment in MitoCareX:
Balance at January 1, 2023	$591
Investment following achievement of first milestone	400
Equity losses from investment in MitoCareX	(210)

Balance at December 31, 2023	781

Investment following achievement of second milestone	600
Equity losses from investment in MitoCareX	(185)

Balance at June 30, 2024	$1,196
The table below summarizes the fair value of the investment in MitoCareX:
Balance at January 1, 2022	$-
Investment date March 31, 2022	700
Equity losses from investment in MitoCareX	(109)

Balance at December 31, 2022	$591

Investment following achievement of first milestone	400
Equity losses from investment in MitoCareX	(210)
Balance at December 31, 2023	781